Intangilbe Assets, Net	12 Months Ended
Mar. 31, 2025
Intangilbe Assets, Net [Abstract]
INTANGILBE ASSETS, NET

NOTE 11 – INTANGILBE ASSETS, NET

As of March 31, 2025 and 2024, intangible assets, net consist of the following:

	As of March 31,
	2025	2024
	USD	USD

Software	135,840	-
Patent	120,440,421	-
License	9,880,524	-
Total intangible assets	130,456,785	-
Less: accumulated amortization	(2,136,210)	-
Less: impairment	(120,440,421)	-
Intangible assets, net	7,880,154	-

To expand its healthcare service business, the Company acquired Tianjin Wangyi Cloud Technology Co., Ltd and its wholly owned subsidiaries (“Tianjin Wangyi” or the “acquiree”) in the fiscal year ended March 31, 2025. Tianjin Wangyi was engaged in online hospital and clinic pharmacies in China. On April 15, 2024, the Company obtained 50% equity interest of the acquiree at the consideration of US$75,000,000. Being optimistic about the development prospects and synergies of combination for online and offline medical resources, the Company acquired the remaining 50% equity of Tianjin Wangyi at the consideration of US$75,000,000. The acquisition was closed on December 10, 2024 with the settlement of consideration. Upon the completion of the acquisition, the Company acquired intangible assets amounting to US$130,654,031 in connection with the business combination, of which the value of patents and Internet Hospital License (the “License”) amounting to US$120,440,421 and US$9,880,524, respectively. The value of intangible assets was measured at fair value by the using of discounted cashflow method upon acquisition.

Subsequent to the acquisition, the Company started its preparation for transforming patents into medical products and the achievement of its commercialization. In the process of reassessing the acquisition due diligence and acquiree’s information, the Company determined that sufficient indicators of potential impairment existed to require an impairment analysis for the patents acquired. The indicators included i) Post-acquisition emerging policy tightening signals introduced material uncertainty into the patent commercialization landscape, impacting the initial valuation assumptions based on prevailing market conditions and industry projections at acquisition time; ii) lower than expected revenue and profitability levels over a sustained period of time; and iii) downward revisions to management’s short-term and long-term forecast for the patent related business to be indicators of impairment for the Tianjin Wangyi’s long-lived assets. Based on the results of the recoverability test, the Company determined that the carrying value of the Tianjin Wangyi’s asset group exceeded its undiscounted cash flows and was therefore not recoverable. The Company then compared the fair value of the asset group to its carrying value and determined the impairment loss. The impairment loss was allocated to the carrying values of the long-lived assets but not below their fair values. The Company estimated the fair value of the purchased intangible assets, primarily patents, under an income approach. Based on the analysis, the Company recorded an impairment charge of US$121.1 million on purchased intangible assets, which represented a fully impairment on the purchased patents as of March 31, 2025.

For the years ended March 31, 2025 and 2024, the amortization amount was US$2,148,169 and nil. The Company reviews its intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. The impairment test compares the carrying amount to the undiscounted future cash flows expected to result from the use of the asset. If the carrying amount exceeds the undiscounted cash flows, an impairment loss is recognized for the difference between the carrying amount and the fair value of the asset. In the year ended March 31, 2025, the Company made fully impairment on its patent due to changes of market conditions and the Company’s strategy, in the year ended March 31, 2024, no impairment loss was recognized for intangible assets.

Estimated future amortization expense related to intangible assets at March 31, 2025 is as follows:

Fiscal year ended March 31,	USD
2026	2,314,426
2027	2,313,048
2028	2,302,630
2029	950,050
Total	7,880,154